Monroe Capital ABS Funding 2021-1, Ltd. Report to: Monroe Capital ABS Funding 2021-1, Ltd. 8 February 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants
on Applying Agreed-Upon Procedures

Monroe Capital ABS Funding 2021-1, Ltd.
c/o Walkers Fiduciary Limited
190 Elgin Avenue
George Town
Grand Cayman KY1-9008
Cayman Islands

Re: Monroe Capital ABS Funding 2021-1, Ltd.
We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, Monroe Capital Management Advisors, LLC (the “Collateral Manger”), MUFG Securities Americas Inc. (“MUFG”) and Deutsche Bank Securities Inc. (“DBSI” and, collectively, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to Monroe Capital ABS Funding 2021-1, Ltd.’s (the “Issuer”) portfolio of middle market loans and recurring revenue loans and participation interests (the “Collateral Obligations”) on an electronic data file and related decodes prepared by MUFG. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture (as defined herein).
The procedures performed and our associated findings are included in Attachment A.
For the purpose of the procedures described in this report, MUFG, on behalf of the Issuer, provided us with the following information:
i.
An electronic data file labeled as “Monroe Capital ABS Funding 2021-1- Portfolio (2.8.2021).xlsx” and related decodes (the “Data File”) that contains information as of 4 February 2021 (the “Pricing Cut-off Date”) on 42 Collateral Obligations and 3 additional hypothetical loans which are identified as “Hypo 1”, “Hypo 2” and “Hypo 3” under the “Issuer” column in the Data File (the “Hypothetical Collateral Obligations” and, together with the Collateral Obligations, the “Planned Collateral Obligations”) and

ii.
A copy of an indenture to be entered into between the Issuer, Monroe Capital ABS Funding 2021-1, LLC (the “Co‑Issuer” and, together with the Issuer, the “Co‑Issuers”) and U.S. Bank National Association (the “Trustee”), a draft copy of which we received dated 26 January 2021 (the “Draft Indenture”).

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:
a.
Copies of certain Collateral Obligations’ asset monitoring reports which the Collateral Manager indicated was internally generated from their books and records and contains loan level information for such Collateral Obligations as well as certain financial information of the obligor of such Collateral Obligations (each, an “Asset Monitoring Report”),

b.
An electronic data file labeled as “Copy of Fund A Securitization Portfolio Rebalance – v3 MJF Version.xlsx” (the “Collateral Manager’s Holdings File”) which the Collateral Manager indicated was internally generated from their books and records and contains information on the principal balance amount for the Collateral Obligations as of the Pricing Cut‑Off Date,

c.
An electronic data file labeled as “Loan Contract Positions Report.xlsx” (the “Loan Frequency Report”) which the Collateral Manager indicated was internally generated from their books and records and contains information on the payment frequency for the Collateral Obligations as of the Pricing Cut-Off Date,

d.
A copy of an email correspondence between an agent bank and the Collateral Manager which the Collateral Manager indicated contains loan level information on a certain Collateral Obligation (the “Agent Confirmation”),

e.
Copies of certain Collateral Obligations’ internally generated closing memoranda which the Collateral Manager indicated contains loan level information on a certain Collateral Obligation (each, a “Closing Memo”),

f.	A copy of a business presentation prepared by the Collateral Manager for a certain Collateral Obligation (the “Business Presentation”),
g.	Copies of preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined herein),
h.	A copy of rate set notice (the “Rate Set Notice”) for a certain Sample Collateral Obligation (as defined herein),
i.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined herein) and
j.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 1 of Attachment A.

The information provided by MUFG and the Collateral Manager, each on behalf of the Issuer, is collectively referred to herein as the “Source Documents”.
The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Data File and Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File, Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion or conclusion as to: (a) the existence of the Planned Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the MUFG, on behalf of the Issuer or (f) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer.

This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Planned Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Planned Collateral Obligations,
iii.	Whether the originator of the Planned Collateral Obligations complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Planned Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.
/s/ Ernst & Young LLP

8 February 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to Issuer’s Class A-1 Senior Secured Revolving Floating Rate Notes (the “Class A-1 Notes”), Class A-2 Senior Secured Notes (the “Class A‑2 Notes”), Class B Senior Secured Notes (the “Class B Notes” and, collectively with the Class A‑1 Notes and the Class A‑2 Notes, the “Secured Notes”) and Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Planned Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations that the Issuer is expected to own or acquire by the Closing Date (as defined in the Draft Indenture). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Closing Date (as defined in the Draft Indenture) may not include all the Planned Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein) and no procedures were performed on the Hypothetical Collateral Obligations.

Attachment A Page 2 of 5

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
The Collateral Manager, on behalf of the Issuer, instructed us to randomly select a sample of three Collateral Obligations as shown in the Pricing Date Data File (each, a “Sample Collateral Obligation”), on which to perform the procedures as indicated in Item4. below. The resulting Sample Collateral Obligations are:

Sample Collateral Obligations
[REDACTED]
[REDACTED]
[REDACTED]

2.
For each Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics (the “Characteristics”) listed in the table below and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Asset Monitoring Reports, (b) the Agent Confirmation, (c) the Collateral Manager’s Holdings File, (d) Closing Memos, (e) the Loan Frequency Report and (f) the Business Presentation.

Characteristics	Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Asset Monitoring Reports, Agent Confirmation
Principal Balance (labeled as “Principal Balance” on the Pricing Date Data File)	Collateral Manager’s Holdings File
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Asset Monitoring Reports, Agent Confirmation
Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Country (labeled as “Country” on the Pricing Date Data File)	Asset Monitoring Reports, Agent Confirmation

Attachment A Page 3 of 5

3. (continued)

Characteristics (continued)	Data Sources (continued)
Industry (labeled as “Industry” on the Pricing Date Data File	Asset Monitoring Reports, Agent Confirmation
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LIBOR Spread (labeled as “Libor Spread” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LIBOR Floor Rate (labeled as “Libor Floor” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Asset Monitoring Reports
Payment frequency (labeled as “Frequency” on the Pricing Date Data File)	Loan Frequency Report
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Monroe Rating (labeled as “Monroe Rating” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentation
Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memos

Except for the information provided in the Assumptions on Exhibit 1 to Attachment A, all Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

Attachment A Page 4 of 5

4.
For each Sample Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics (the “Sample Characteristics”) listed in the table below and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) the Rate Set Notice, (c) Financial Statements and (d) Closing Memos. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources to the Data Sources for any of the Sample Characteristics for any of the Sample Collateral Obligations.

Sample Characteristics	Additional Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Credit Agreements
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Credit Agreements
Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Credit Agreements
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Credit Agreements
Country (labeled as “Country” on the Pricing Date Data File)	Credit Agreements
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Credit Agreements
LIBOR Spread (labeled as “Libor Spread” on the Pricing Date Data File)	Credit Agreements, Rate Set Notice
LIBOR Floor Rate (labeled as “Libor Floor” on the Pricing Date Data File)	Credit Agreements
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Credit Agreements
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Credit Agreements
Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Financial Statements, Closing Memos
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Financial Statements
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Financial Statements

Attachment A Page 5 of 5

4. (continued)

Sample Characteristics (continued)	Additional Data Sources (continued)
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Financial Statements
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Financial Statements
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Financial Statements

All Sample Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

We performed no other procedures on any other information on the Pricing Date Data File.

Exhibit 1 to Attachment A

Assumptions

(refer to Items 1., 3. and 4.)

1.	The Collateral Manager, on behalf of the Issuer, indicated that all of the Collateral Obligations on the Pricing Date Data File are term loans.

2.
For the purpose of comparing the “Lien Position” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that if the corresponding value in the Asset Monitoring Report indicates a value of “Bifurcated FL”, it is to be considered a first lien loan.

3.
For the purpose of comparing the “Recurring Revenue Loan (y/n)” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligation identified as “[REDACTED]” on the Pricing Date Data File is to be classified as a Recurring Revenue Loan.

4.
For the purpose of comparing the “PIK Spread” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the following Collateral Obligation as identified on the Pricing Date Data File has the corresponding value:

Collateral Obligation	PIK Spread
[REDACTED]	0.00%

5.
For the purpose of comparing the “Country” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the following Collateral Obligation as identified on the Pricing Date Data File has the corresponding value:

Collateral Obligation	Countrty
[REDACTED]	US

6.
For the purpose of comparing the “LTM Adjusted 1st Lien RR Debt Multiple (current)” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the following Collateral Obligation as identified on the Pricing Date Data File has the corresponding value:

Collateral Obligation	LTM Adjusted 1st Lien RR Debt Multiple (current)
[REDACTED]	1.00

7.
For the purpose of comparing the “Senior Indebtedness”, “Total Indebtedness”, “LTM EBITDA Adjusted” and “LTM Recurring Revenue” Characteristics, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values shown on the Asset Monitoring Reports are shown in thousands (‘000s) for all Collateral Obligations, except for the Collateral Obligations identified as “[REDACTED]” and “[REDACTED]” on the Pricing Date Data File for which the corresponding values are shown in millions (‘000,000s).

Exhibit 1 to Attachment A

8.
For the purpose of comparing the “LTM EBITDA Adjusted” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding value shown on the Asset Monitoring Reports under “TTM Adj./PF EBITDA” is to be used for Collateral Obligations which are identified as Recurring Revenue Loans on the Pricing Date Data File and the corresponding value shown on the Asset Monitoring Reports under “TTM EBITDA” is to be used for all other Collateral Obligations.

9.
For the purpose of comparing the “Current LTV” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values derived from the Financial Statements are to be rounded to the nearest first decimal.